American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
May 31, 2023

Avantis Core Fixed Income Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 60.6%
Aerospace and Defense — 1.5%
Boeing Co., 3.625%, 2/1/31	110,000	99,519
Boeing Co., 3.60%, 5/1/34	90,000	76,362
General Dynamics Corp., 3.625%, 4/1/30	184,000	172,990
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	27,756
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	46,994
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	146,923
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	39,577
Textron, Inc., 4.00%, 3/15/26	30,000	29,231
		639,352
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	98,609
United Parcel Service, Inc., 3.40%, 3/15/29	200,000	190,769
		289,378
Automobile Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	43,972
Automobiles — 1.5%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	55,071
American Honda Finance Corp., 2.35%, 1/8/27	48,000	44,459
American Honda Finance Corp., 3.50%, 2/15/28	150,000	143,649
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	26,902
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	63,405
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	27,798
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	30,747
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	250,376
		642,407
Banks — 4.6%
African Development Bank, 0.875%, 7/22/26	100,000	90,287
Asian Development Bank, 0.25%, 10/6/23	25,000	24,557
Asian Development Bank, 0.375%, 6/11/24	100,000	95,332
Asian Development Bank, 2.375%, 8/10/27	16,000	15,050
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	50,000	49,151
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	100,000	97,201
Bank of Nova Scotia, 3.40%, 2/11/24	68,000	66,834
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,482
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	90,666
European Investment Bank, 1.375%, 3/15/27	150,000	136,118
Inter-American Development Bank, 2.625%, 1/16/24	25,000	24,594
Inter-American Development Bank, 0.625%, 7/15/25	150,000	138,948
International Bank for Reconstruction & Development, 2.50%, 3/19/24	50,000	48,942
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	68,646
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	52,216
International Finance Corp., 2.875%, 7/31/23	50,000	49,787
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	250,000	240,540
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	25,000	23,646
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	125,000	118,507
Royal Bank of Canada, 2.30%, 11/3/31	200,000	162,662
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	29,823
Wells Fargo & Co., 3.55%, 9/29/25	66,000	63,740

Westpac Banking Corp., 2.85%, 5/13/26	70,000	66,437
Westpac Banking Corp., 3.35%, 3/8/27	145,000	138,004
		1,916,170
Beverages — 2.1%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	245,035
Brown-Forman Corp., 4.75%, 4/15/33	500,000	501,570
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	68,777
PepsiCo, Inc., 3.00%, 10/15/27	73,000	69,511
		884,893
Biotechnology — 0.2%
Biogen, Inc., 2.25%, 5/1/30(1)	78,000	65,359
Broadline Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	30,441
Amazon.com, Inc., 4.80%, 12/5/34	100,000	102,369
		132,810
Building Products — 0.3%
Owens Corning, 3.875%, 6/1/30	150,000	138,288
Capital Markets — 3.5%
Bank of New York Mellon Corp., 3.85%, 4/26/29	250,000	236,811
BlackRock, Inc., 2.10%, 2/25/32	75,000	61,201
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	98,928
Cboe Global Markets, Inc., 3.65%, 1/12/27	200,000	192,017
Charles Schwab Corp., 3.20%, 3/2/27	30,000	27,566
Charles Schwab Corp., 1.95%, 12/1/31	120,000	91,176
CME Group, Inc., 3.75%, 6/15/28	100,000	97,203
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	139,161
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	98,395
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	83,879
Morgan Stanley, 3.875%, 1/27/26	150,000	146,095
S&P Global, Inc., 2.95%, 1/22/27	25,000	23,744
S&P Global, Inc., 2.45%, 3/1/27	173,000	160,674
		1,456,850
Chemicals — 2.1%
Albemarle Corp., 5.05%, 6/1/32	250,000	241,943
CF Industries, Inc., 5.15%, 3/15/34	138,000	131,025
Dow Chemical Co., 4.25%, 10/1/34	100,000	91,307
EIDP, Inc., 2.30%, 7/15/30	30,000	25,391
Linde, Inc., 3.20%, 1/30/26	48,000	46,678
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	149,968
Mosaic Co., 5.45%, 11/15/33	60,000	58,427
RPM International, Inc., 4.55%, 3/1/29	64,000	60,506
Westlake Corp., 3.60%, 8/15/26	42,000	40,009
Westlake Corp., 3.375%, 6/15/30	30,000	26,284
		871,538
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	165,128
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	97,893
		263,021
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	25,475
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	119,950
Dollar Tree, Inc., 4.00%, 5/15/25	65,000	63,562
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	28,857
Sysco Corp., 5.375%, 9/21/35	125,000	126,195

Target Corp., 2.65%, 9/15/30	42,000	36,984
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	4,747
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	26,005
		406,300
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	100,000	76,566
Diversified REITs — 1.5%
Boston Properties LP, 3.65%, 2/1/26	50,000	46,336
ERP Operating LP, 3.25%, 8/1/27	90,000	83,624
Essex Portfolio LP, 4.00%, 3/1/29	150,000	140,593
Kilroy Realty LP, 4.75%, 12/15/28	100,000	87,920
Kilroy Realty LP, 2.50%, 11/15/32	29,000	19,413
Prologis LP, 2.25%, 4/15/30	115,000	97,963
Simon Property Group LP, 2.20%, 2/1/31	200,000	162,224
		638,073
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.75%, 6/1/31	120,000	101,555
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	129,265
		230,820
Electric Utilities — 4.9%
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	117,128
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,813
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33(1)	120,000	138,261
DTE Electric Co., Series A, 1.90%, 4/1/28	150,000	133,122
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	56,630
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	106,033
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	31,843
Duke Energy Corp., 4.50%, 8/15/32	125,000	118,233
Edison International, 3.55%, 11/15/24	65,000	63,074
Edison International, 5.75%, 6/15/27	250,000	252,192
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	30,889
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	28,906
Entergy Mississippi LLC, 2.85%, 6/1/28	160,000	145,970
Florida Power & Light Co., 5.05%, 4/1/28	100,000	102,292
MidAmerican Energy Co., 6.75%, 12/30/31	70,000	79,658
PacifiCorp, 2.70%, 9/15/30	54,000	47,329
PacifiCorp, 6.25%, 10/15/37	150,000	163,083
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	117,166
Public Service Electric & Gas Co., 3.00%, 5/15/27	36,000	34,020
Puget Energy, Inc., 4.10%, 6/15/30	66,000	60,890
Southern Co., 3.70%, 4/30/30	150,000	138,194
Union Electric Co., 2.95%, 3/15/30	68,000	60,851
Wisconsin Power & Light Co., 3.00%, 7/1/29	24,000	21,728
		2,059,305
Electronic Equipment, Instruments and Components — 0.2%
Flex Ltd., 3.75%, 2/1/26	30,000	28,616
Trimble, Inc., 4.90%, 6/15/28	62,000	61,270
		89,886
Energy Equipment and Services — 1.1%
Baker Hughes Holdings LLC, 5.125%, 9/15/40	175,000	166,041
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	30,000	28,098
Halliburton Co., 2.92%, 3/1/30	175,000	154,982
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	64,911
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	58,210
		472,242

Financial Services — 0.5%
Global Payments, Inc., 4.95%, 8/15/27	100,000	98,457
Global Payments, Inc., 4.45%, 6/1/28	100,000	95,004
		193,461
Food Products — 0.8%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	61,226
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	69,027
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	83,856
Campbell Soup Co., 4.15%, 3/15/28	64,000	62,201
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	73,913
		350,223
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	35,000	30,376
Ground Transportation — 1.6%
Canadian National Railway Co., 6.375%, 11/15/37	200,000	226,743
CSX Corp., 6.15%, 5/1/37	75,000	81,485
Union Pacific Corp., 3.70%, 3/1/29	200,000	192,854
Union Pacific Corp., 3.375%, 2/1/35	175,000	151,393
		652,475
Health Care Equipment and Supplies — 0.1%
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	25,622
Medtronic, Inc., 4.375%, 3/15/35	30,000	29,110
		54,732
Health Care Providers and Services — 1.9%
Adventist Health System, 2.95%, 3/1/29	67,000	59,409
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	29,258
Cigna Group, 5.40%, 3/15/33	100,000	102,047
CVS Health Corp., 5.25%, 2/21/33	50,000	50,152
CVS Health Corp., 4.875%, 7/20/35	70,000	66,741
HCA, Inc., 3.625%, 3/15/32(2)	200,000	174,412
Humana, Inc., 2.15%, 2/3/32	200,000	159,191
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	23,222
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	83,438
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	23,564
		771,434
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 4.625%, 6/15/30	75,000	71,956
Household Durables — 0.9%
DR Horton, Inc., 1.40%, 10/15/27(1)	150,000	129,901
Whirlpool Corp., 5.50%, 3/1/33	250,000	250,307
		380,208
Industrial Conglomerates — 0.4%
3M Co., 3.375%, 3/1/29	100,000	92,083
3M Co., 5.70%, 3/15/37	18,000	18,504
Honeywell International, Inc., 1.75%, 9/1/31	50,000	40,513
Honeywell International, Inc., 5.70%, 3/15/36	24,000	25,887
		176,987
Insurance — 1.8%
Aflac, Inc., 3.60%, 4/1/30	75,000	69,399
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	28,702
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	85,322
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	43,610
MetLife, Inc., 4.55%, 3/23/30	165,000	162,710
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	226,301
Willis North America, Inc., 4.50%, 9/15/28	150,000	143,101
		759,145

IT Services — 0.6%
International Business Machines Corp., 3.50%, 5/15/29	100,000	93,499
VeriSign, Inc., 2.70%, 6/15/31(1)	200,000	166,761
		260,260
Leisure Products — 0.2%
Hasbro, Inc., 3.50%, 9/15/27	67,000	63,084
Machinery — 1.3%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	62,870
Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	26,031
John Deere Capital Corp., 3.05%, 1/6/28	102,000	96,639
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	129,829
Stanley Black & Decker, Inc., 6.00%, 3/6/28	200,000	204,858
		520,227
Media — 1.1%
Comcast Corp., 4.25%, 10/15/30	210,000	203,647
Fox Corp., 3.05%, 4/7/25	130,000	124,828
Fox Corp., 5.48%, 1/25/39	150,000	139,054
		467,529
Metals and Mining — 0.6%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	107,228
Kinross Gold Corp., 4.50%, 7/15/27	42,000	40,966
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	86,950
		235,144
Multi-Utilities — 0.8%
Consumers Energy Co., 4.625%, 5/15/33	200,000	197,342
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	104,234
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	29,909
		331,485
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	43,261
Oil, Gas and Consumable Fuels — 5.4%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	48,411
BP Capital Markets America, Inc., 3.12%, 5/4/26	250,000	239,858
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,941
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	25,098
Canadian Natural Resources Ltd., 5.85%, 2/1/35	60,000	58,728
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	62,514
Chevron Corp., 1.55%, 5/11/25	42,000	39,629
Chevron USA, Inc., 3.85%, 1/15/28	26,000	25,657
Chevron USA, Inc., 6.00%, 3/1/41	248,000	272,674
ConocoPhillips Co., 6.95%, 4/15/29	85,000	94,612
Devon Energy Corp., 4.50%, 1/15/30	133,000	125,169
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	181,803
Enbridge, Inc., 3.125%, 11/15/29	42,000	37,656
Energy Transfer LP, 6.50%, 2/1/42	75,000	74,898
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	17,536
EOG Resources, Inc., 4.15%, 1/15/26	200,000	197,876
Equinor ASA, 2.875%, 4/6/25	44,000	42,523
Equinor ASA, 1.75%, 1/22/26	70,000	65,062
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	48,624
Hess Corp., 5.60%, 2/15/41	150,000	141,491
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	17,287
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,701
MPLX LP, 2.65%, 8/15/30	30,000	25,129
ONEOK, Inc., 6.35%, 1/15/31	35,000	36,102

ONEOK, Inc., 6.00%, 6/15/35	60,000	58,436
Phillips 66, 3.90%, 3/15/28	24,000	23,037
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	24,391
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	64,334
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,543
Shell International Finance BV, 2.50%, 9/12/26	66,000	62,111
Shell International Finance BV, 4.125%, 5/11/35	12,000	11,153
Valero Energy Corp., 6.625%, 6/15/37	30,000	32,317
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	25,414
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,507
		2,259,222
Paper and Forest Products — 0.3%
WestRock MWV LLC, 7.95%, 2/15/31	100,000	114,010
Passenger Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	101,586
Southwest Airlines Co., 2.625%, 2/10/30	37,000	31,257
		132,843
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	47,284
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	42,535
AstraZeneca PLC, 0.70%, 4/8/26	140,000	126,080
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	37,138
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	199,051
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	271,067
Johnson & Johnson, 0.55%, 9/1/25	24,000	22,079
Johnson & Johnson, 2.90%, 1/15/28	54,000	51,414
Merck & Co., Inc., 2.15%, 12/10/31	200,000	167,662
Novartis Capital Corp., 3.10%, 5/17/27	66,000	63,416
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	58,942
Sanofi, 3.625%, 6/19/28	65,000	63,478
Wyeth LLC, 5.95%, 4/1/37	200,000	220,107
		1,322,969
Residential REITs — 1.1%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	61,973
AvalonBay Communities, Inc., 3.20%, 1/15/28	24,000	22,263
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	68,298
Camden Property Trust, 3.15%, 7/1/29	85,000	75,822
UDR, Inc., 3.20%, 1/15/30	264,000	232,964
		461,320
Retail REITs — 0.5%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	162,174
Realty Income Corp., 3.65%, 1/15/28(1)	36,000	33,910
		196,084
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	153,422
Broadcom, Inc., 4.30%, 11/15/32	110,000	100,075
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	73,469
Intel Corp., 3.90%, 3/25/30	60,000	56,867
Intel Corp., 5.20%, 2/10/33	250,000	251,635
Lam Research Corp., 4.00%, 3/15/29	125,000	121,737
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	130,994
Micron Technology, Inc., 4.66%, 2/15/30	150,000	141,798
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	24,000	24,177
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 1/15/33	120,000	115,701

QUALCOMM, Inc., 3.25%, 5/20/27	66,000	63,365
		1,233,240
Software — 1.4%
Autodesk, Inc., 2.85%, 1/15/30	150,000	132,871
Oracle Corp., 3.25%, 5/15/30	75,000	66,818
Oracle Corp., 6.50%, 4/15/38	125,000	133,689
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	63,335
Salesforce, Inc., 1.95%, 7/15/31	50,000	41,482
VMware, Inc., 1.80%, 8/15/28	100,000	84,189
VMware, Inc., 4.70%, 5/15/30	60,000	57,085
		579,469
Specialized REITs — 0.9%
American Tower Corp., 3.60%, 1/15/28	66,000	61,575
American Tower Corp., 2.90%, 1/15/30	100,000	87,005
Crown Castle, Inc., 3.30%, 7/1/30	150,000	132,604
Equinix, Inc., 2.00%, 5/15/28	125,000	106,209
		387,393
Specialty Retail — 1.3%
Advance Auto Parts, Inc., 3.50%, 3/15/32	175,000	148,629
AutoNation, Inc., 3.80%, 11/15/27	40,000	36,710
AutoZone, Inc., 4.00%, 4/15/30	150,000	139,950
Home Depot, Inc., 2.80%, 9/14/27	66,000	62,029
Home Depot, Inc., 2.70%, 4/15/30	150,000	134,239
TJX Cos., Inc., 1.15%, 5/15/28	30,000	25,921
		547,478
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc., 3.20%, 5/11/27	12,000	11,596
Apple, Inc., 2.20%, 9/11/29	18,000	16,068
Apple, Inc., 1.65%, 5/11/30	48,000	40,900
Apple, Inc., 1.70%, 8/5/31(1)	100,000	83,223
Apple, Inc., 4.50%, 2/23/36	150,000	153,726
Dell International LLC / EMC Corp., 5.75%, 2/1/33	150,000	150,185
HP, Inc., 3.40%, 6/17/30	42,000	36,779
HP, Inc., 4.20%, 4/15/32	250,000	223,698
		716,175
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., 2.85%, 3/27/30	150,000	136,919
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	63,241	52,185
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	92,813
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	80,074
Vodafone Group Plc, 6.15%, 2/27/37	180,000	187,665
		360,552
TOTAL CORPORATE BONDS (Cost $26,752,576)		25,251,835
U.S. TREASURY SECURITIES AND EQUIVALENTS — 24.9%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	24,998
U.S. Treasury Bonds, 7.625%, 2/15/25	245,000	257,307
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	273,418
U.S. Treasury Bonds, 4.75%, 2/15/37	150,000	167,997
U.S. Treasury Bonds, 2.375%, 2/15/42	650,000	508,701
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	432,891
U.S. Treasury Bonds, 2.75%, 8/15/42	500,000	414,922
U.S. Treasury Bonds, 2.75%, 11/15/42	515,000	426,193

U.S. Treasury Bonds, 3.125%, 2/15/43	500,000	439,102
U.S. Treasury Bonds, 2.875%, 5/15/43	700,000	589,613
U.S. Treasury Bonds, 3.125%, 8/15/44	250,000	217,607
U.S. Treasury Bonds, 2.875%, 8/15/45	150,000	124,389
U.S. Treasury Notes, 0.125%, 8/31/23	400,000	394,771
U.S. Treasury Notes, 0.25%, 9/30/23	500,000	491,590
U.S. Treasury Notes, 0.75%, 12/31/23	600,000	584,337
U.S. Treasury Notes, 0.125%, 1/15/24	450,000	435,722
U.S. Treasury Notes, 0.875%, 1/31/24	500,000	485,621
U.S. Treasury Notes, 2.125%, 2/29/24	340,000	332,136
U.S. Treasury Notes, 2.25%, 3/31/24	400,000	390,250
U.S. Treasury Notes, 0.375%, 4/15/24	450,000	431,386
U.S. Treasury Notes, 2.50%, 5/31/24	175,000	170,401
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	354,968
U.S. Treasury Notes, 1.75%, 12/31/24	180,000	171,999
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	342,922
U.S. Treasury Notes, 1.50%, 2/15/25(3)	400,000	379,836
U.S. Treasury Notes, 2.75%, 2/28/25	375,000	363,713
U.S. Treasury Notes, 0.50%, 3/31/25	200,000	186,070
U.S. Treasury Notes, 2.75%, 8/31/25	150,000	145,116
U.S. Treasury Notes, 0.375%, 1/31/26	105,000	95,199
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	124,883
U.S. Treasury Notes, 2.25%, 8/15/27	125,000	117,224
U.S. Treasury Notes, 1.25%, 3/31/28	250,000	221,934
U.S. Treasury Notes, 2.375%, 5/15/29	315,000	291,861
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $10,728,270)		10,389,077
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.8%
GNMA, 4.00%, TBA	800,000	760,375
GNMA, 4.00%, TBA	250,000	237,832
GNMA, 4.50%, TBA	1,050,000	1,020,366
GNMA, 5.50%, TBA	800,000	799,562
UMBS, 2.00%, TBA	300,000	269,227
UMBS, 2.00%, TBA	150,000	134,426
UMBS, 3.00%, TBA	900,000	799,014
UMBS, 3.00%, TBA	400,000	377,133
UMBS, 3.00%, TBA	300,000	283,107
UMBS, 3.00%, TBA	300,000	266,619
UMBS, 4.00%, TBA	800,000	755,875
UMBS, 4.00%, TBA	400,000	388,788
UMBS, 4.00%, TBA	350,000	330,914
UMBS, 4.50%, TBA	800,000	774,922
UMBS, 4.50%, TBA	350,000	345,037
UMBS, 4.50%, TBA	350,000	339,192
UMBS, 4.50%, TBA	150,000	147,932
UMBS, 5.50%, TBA	200,000	199,891
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,282,818)		8,230,212
U.S. GOVERNMENT AGENCY SECURITIES — 3.7%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	77,000	75,526
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	100,000	100,153
FHLB, 3.625%, 2/28/24	50,000	49,333
FHLB, 5.42%, 3/6/24	100,000	99,701
FHLB, 3.25%, 11/16/28	100,000	97,120

FNMA, 2.625%, 9/6/24	200,000	194,679
FNMA, 0.375%, 8/25/25	25,000	22,869
FNMA, 7.125%, 1/15/30	150,000	178,830
FNMA, 6.625%, 11/15/30	125,000	147,121
FNMA, 5.625%, 7/15/37	200,000	233,057
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	162,428
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	100,000	103,689
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	84,224
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,582,816)		1,548,730
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Sweden — 0.5%
Svensk Exportkredit AB, 2.25%, 3/22/27 (Cost $188,641)	200,000	186,674
SHORT-TERM INVESTMENTS — 12.6%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	229,501	229,501
State Street Navigator Securities Lending Government Money Market Portfolio(4)	409,513	409,513
		639,014
Treasury Bills(5) — 11.1%
U.S. Treasury Bills, 4.86%, 6/8/23	200,000	199,796
U.S. Treasury Bills, 4.95%, 6/13/23	750,000	748,703
U.S. Treasury Bills, 4.94%, 6/20/23	250,000	249,325
U.S. Treasury Bills, 5.57%, 6/27/23	450,000	448,360
U.S. Treasury Bills, 4.78%, 6/29/23	675,000	672,352
U.S. Treasury Bills, 5.23%, 7/5/23	250,000	248,858
U.S. Treasury Bills, 4.86%, 7/11/23	1,300,000	1,292,807
U.S. Treasury Bills, 5.05%, 7/13/23	250,000	248,523
U.S. Treasury Bills, 5.26%, 8/3/23	500,000	495,508
		4,604,232
TOTAL SHORT-TERM INVESTMENTS (Cost $5,243,943)		5,243,246
TOTAL INVESTMENT SECURITIES — 122.1% (Cost $52,779,064)		50,849,774
OTHER ASSETS AND LIABILITIES — (22.1)%		(9,195,056)
TOTAL NET ASSETS — 100.0%		$41,654,718

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	6	September 2023	$770,063	$9,751
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 38	Sell	1.00%	6/20/27	$700,000	$5,261	$5,111	$10,372
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
CDX	–	Credit Derivatives Indexes
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $398,465. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $247,881, which represented 0.6% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $290,575.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $409,513.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$25,251,835	—
U.S. Treasury Securities and Equivalents	—	10,389,077	—
U.S. Government Agency Mortgage-Backed Securities	—	8,230,212	—
U.S. Government Agency Securities	—	1,548,730	—
Sovereign Governments and Agencies	—	186,674	—
Short-Term Investments	$639,014	4,604,232	—
	$639,014	$50,210,760	—
Other Financial Instruments
Futures Contracts	$9,751	—	—
Swap Agreements	—	$10,372	—
	$9,751	$10,372	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.